Acquisitions	12 Months Ended
Sep. 30, 2012
Acquisitions [Abstract]
Acquisitions

Note 3 — Acquisitions

The Company acquired several entities during fiscal 2011 and 2010. The entities have been consolidated into the Company’s results of operations since their respective acquisition dates. These acquisitions, individually and in the aggregate, were not material in any fiscal year.